Cost of sales (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Expense by nature
Impairment of assets held for sale	$ 0.0		$ 75.4	$ 0.0
Cost of sales
Expense by nature
Power generation	129.6	$ 89.3	335.0	254.7
Depreciation	47.9	45.1	146.9	139.8
Amortization	4.8	6.4	14.4	15.2
Tower repairs and maintenance	16.0	13.5	44.2	35.8
Staff costs	7.5	6.5	22.7	19.1
Regulatory fees	6.2	6.2	20.0	20.0
Security services	6.3	5.6	17.5	15.6
Travel costs	2.3	2.1	6.2	4.8
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.1	1.6	5.9	3.4
Insurance	0.7	0.8	2.0	2.3
Short-term rental	1.2	1.2	3.6	4.1
Vehicle maintenance and repairs	0.5	0.5	1.4	1.5
Professional fees	0.3	0.5	1.1	1.0
Other	5.0	2.9	14.5	9.8
Total	$ 230.4	$ 182.2	$ 635.4	$ 527.1